Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Segment Reporting Information [Line Items]
Sales to external customers	$ 286,921	$ 285,826	$ 301,637
Unadjusted gross profit	109,549	112,714	123,518
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	13,586	14,002	15,891
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	108,487	110,023	118,128
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	283,807	281,940	293,146
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	1,062	2,691	5,390
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	13,586	14,002	15,891
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	$ 3,114	$ 3,886	$ 8,491